Goodwill and other intangibles	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill and other intangibles
17. Goodwill and other intangibles

Significant accounting judgements and estimates
Goodwill is tested for impairment on an annual basis and whenever impairment indicators are identified. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the depleting nature of the mine.
Accounting policy
Goodwill is stated at cost less accumulated impairment losses. In accordance with the requirements of IAS 36 Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to a present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.
Other intangible assets, including customer relationships, software, patents and trademarks that are acquired by the Group and have finite useful lives, are measured at cost less accumulated amortisation and any accumulated impairment losses.

Figures in million – SA rand	Notes	2022	2021	2020
Goodwill
Balance at beginning of the year		7,727	7,165	6,855
Goodwill on acquisition of subsidiaries	16.2	23	—	—
Foreign currency translation		491	562	310
Carrying value at end of the year		8,241	7,727	7,165

Other intangibles
Cost
Balance at beginning of the year		—	—	—
Intangible assets acquired on acquisition of subsidiaries	16.2	83	—	—
Foreign currency translation		3	—	—
Balance at end of the year		86	—	—

Accumulated amortisation and impairment
Balance at beginning of the year		—	—	—
Charge for the year		5	—	—
Balance at end of the year		5	—	—
Carrying value at end of the year		81	—	—

Total goodwill and other intangibles		8,322	7,727	7,165
The goodwill arose on the acquisition of Cooke, Aquarius, Stillwater, DRDGOLD, SFA (Oxford), Qinisele Resources and Sandouville. The goodwill on acquisition of:
•SFA (Oxford), amounting to R123 million, is attributable to the talent and skills of SFA (Oxford)’s workforce. At year end, the goodwill on acquisition of SFA (Oxford) is allocated to the Stillwater (R60 million), Rustenburg (R44 million) and Kroondal (R18 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Qinisele Resources, amounting to R54 million, cannot be attributed to any current Sibanye-Stillwater operating cash generating units. Qinisele Resources will perform an internal corporate function, mostly responsible for identifying, assessing and executing corporate actions. The business acquired will not generate external cash flows and has no future external mandates. None of the goodwill recognised is expected to be deducted for tax purposes. Due to the factors mentioned, the recoverable amount of goodwill resulting from the application of IFRS 3 has been calculated at zero at acquisition in 2019 and fully impaired
•Cooke, amounting to R737 million, was attributable to the synergies at the Group’s other operations, and the underlying assets of Cooke and the West Rand Tailings Retreatment Project (WRTRP). During the year ended 31 December 2016, the goodwill allocated to the
Cooke CGU was impaired by R201 million. During the year ended 31 December 2017, the goodwill allocated to the WRTRP CGU was impaired by R99 million. During the year ended 31 December 2018, the goodwill allocated to the Driefontein, Kloof and Beatrix CGUs was impaired by R436 million
•Aquarius, amounting to R401 million, was attributable to the synergies between the PGM assets in the Rustenburg area. At year end, the goodwill on acquisition of Aquarius is allocated to the Kroondal (R134 million) and the Rustenburg operation (R267 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Stillwater, amounting to R5,874 million (US$450 million), was attributable to the premium paid, and the talent and skills of Stillwater’s workforce, and is allocated to the Stillwater CGU, where it is tested for impairment. No impairment has been recognised
•DRDGOLD, amounting to R35 million, was attributable to DRDGOLD’s proven surface retreatment capabilities, and is allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised
•Sandouville, amounting to R23 million, was attributable to the premium paid for the synergies and benefits expected to be derived from implementing the Group's battery metals strategy. The goodwill is allocated to the Sandouville CGU, where it is tested for impairment. No impairment has been recognised.
The recoverable amount of goodwill was calculated based on the value in use of the CGUs to which to goodwill was allocated.
None of the goodwill recognised is expected to be deductible for tax purposes.
The Group’s estimates and assumptions used in the 31 December 2022 impairment testing include:

		Gold operations[1]			PGM operations			Battery metals
		2022	2021	2020	2022	2021	2020	2022
Average gold price[2,4]	R/kg	869,035	773,398	733,037
Average PGM (4E) basket price[3,4]	R/4Eoz				27,566	24,422	23,278
Average PGM (2E) basket price[4]	US$/2Eoz				1,334	1,180	1,202
Average nickel price[4]	US$/lbs							8.3
Average cobalt price[4]	US$/lbs							22.1
Nominal discount rate — South Africa[5,6]	%	13.9- 15.8	11.5 - 13.5	9.7 - 13.6	22.5 - 22.6	20	18.8 - 19.7
Nominal discount rate — US6%					12.9	8.3	8.8
Nominal discount rate — Europe[6]	%							9.8
Inflation rate — South Africa[2,7]	%	6.5	6.0	6.0	6.5	6.0	6.0
Inflation rate — US7%					4.0	2.0	2.0
Inflation rate — Europe[7]	%							2.5
Life-of-mine[2,8]	years	4 - 10	4 - 9	3 - 13	15 - 49	17 - 50	12 - 39	24
[1] Include the operating gold mines Driefontein, Kloof and Beatrix
[2] The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R793,473/kg (2021: R729,270/kg, 2020: R733,037/kg), inflation rate of 6.5% (2021: 6%, 2020: 6%) and life-of-mine of 22 years (2021: 24 years, 2020: 21 years)
[3] The average PGM basket price used on the Mimosa equity-accounted joint venture was R25,420/4Eoz (2021: R21,943/4Eoz, 2020: R21,080/4Eoz)
[4] The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
[5] Nominal discount rate for the Burnstone project is 17.4% (2021: 15.3%, 2020: 16.8%) and for the equity-accounted joint venture Mimosa, 30.7% (2021: 24.4%, 2020: 28.4%)
[6] The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
[7] The inflation rate is based on historical mining inflation, projected electricity and labour cost increases and the forecast inflation rate of each region
[8] Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
The cash flows are based on the annual life-of-mine plan that takes into account the following:
•Proved and probable ore reserves of the CGUs
•Cash flows are based on the life-of-mine plan
•Sustaining capital expenditure estimates over the life-of-mine plan
Results of impairment assessments for the Group's gold operations, PGM operations and goodwill allocated to CGUs
No impairment was identified for the Group's gold, PGM and Battery metals CGUs or any CGUs with allocated goodwill. Sufficient headroom exists for all CGUs with allocated goodwill. Management believes that currently there are no reasonably possible changes in the assumptions used to assess impairment, which would lead to an impairment for any CGUs with allocated goodwill.